                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04015
                                                      ---------

                         Eaton Vance Mutual Funds Trust
                         ------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   October 31
                                   ----------
                             Date of Fiscal Year End

                                 April 30, 2004
                                 --------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EATON VANCE(R) MANAGED INVESTMENT LOGO]

[GRAPHIC]

SEMIANNUAL REPORT APRIL 30, 2004

[GRAPHIC]

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND

[GRAPHIC]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

   The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

   - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

   - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

   - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

     For more information about Eaton Vance's privacy policies, call:
     1-800-262-1122

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

   The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

   EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

   If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

   Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND as of April 30, 2004
INVESTMENT UPDATE

[PHOTO OF GEORGE PIERIDES]

George Pierides
Fox Asset Management
Portfolio Manager

INVESTMENT ENVIRONMENT

- The equity market registered solid gains during the six months ended April 30, 2004, benefiting from growing economic momentum, continued productivity gains, a resurgence in capital spending and a long-awaited rise in job creation. Reflecting improvement in corporate profits, the S&P 500 Index had a total return of 6.27% for the six months ended April 30, 2004.(1)

- Following a period of extreme volatility in 2002-2003, small-cap stocks outpaced their large-cap counterparts in the broader market in early 2004. The S&P SmallCap 600 Index (the S&P 600) had a total return of 8.47% for the six months ended April 30, 2004.(1)

THE FUND

- The Fund's Class A shares had a total return of 5.78% during the six months ended April 30, 2004.(2) This return resulted from an increase in net asset value (NAV) per share to $12.08 on April 30, 2004 from $11.42 on October 31, 2003.

- The Fund's Class B shares had a total return of 5.40% during the six months ended April 30, 2004.(2) This return resulted from an increase in NAV per share to $11.90 on April 30, 2004 from $11.29 on October 31, 2003.

- The Fund's Class C shares had a total return of 5.40% during the six months ended April 30, 2004.(2) This return resulted from an increase in NAV per share to $11.90 on April 30, 2004 from $11.29 on October 31, 2003.

   SEE PAGE 3 FOR MORE PERFORMANCE INFORMATION, INCLUDING AFTER-TAX RETURNS.

     THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND FOX ASSET MANAGEMENT DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

MANAGEMENT DISCUSSION

- During the six months ended April 30, 2004, Tax-Managed Small-Cap Portfolio (the "Portfolio") continued to focus on small-cap companies that management believed to be well-positioned and inexpensive relative to the overall stock market. The Portfolio pursues a tax-managed approach that seeks to minimize the impact of taxes on investment returns.

- While the economy has made impressive strides toward recovery, the market remains vulnerable to external events, such as terrorism or oil shocks. Therefore, the Portfolio maintained a balance between economy-sensitive and consumer stocks, emphasizing companies with strong cash flow, effective management and leading products or services. The Portfolio's largest sector weightings at April 30, 2004 were energy, medical services and supplies, industrial products, transportation and restaurants.

- Energy stocks were among the Portfolio's strongest performers. Strong global economic growth, surging demand from China and concerns over Middle East oil supplies pushed energy prices to record levels, benefiting several of the Portfolio's oil and gas exploration companies.

- Medical services and supplies stocks again fared well during the period. The Portfolio's investments included companies whose products and services enhance health care or provide alternative means of health care delivery, such as makers of diabetes home test kits, urological care products and instruments used in arthroscopic and neurosurgical procedures.

- Transportation stocks - especially trucking companies - were sub-par performers during the period. While a stronger economy should result in an improved revenue outlook for the group, costs have risen sharply due to the soaring cost of fuel, a trend that has led to lower profit margins.

- The Portfolio's relative underperformance during the six-month period was due primarily to its under-weighting of financial services companies versus the S&P 600. However, management believes that, as interest rates rise over time, smaller banks and financial companies may suffer competitively, as we believe they are more vulnerable to declining net interest margins and lower fee income.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

(1) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.
(2) THESE RETURNS DO NOT INCLUDE THE 5.75% MAXIMUM SALES CHARGE FOR THE FUND'S CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B AND CLASS C SHARES. IF THE SALES CHARGE WAS DEDUCTED, THE PERFORMANCE WOULD BE REDUCED.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORIC AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND as of April 30, 2004
PERFORMANCE

AFTER-TAX PERFORMANCE
as of April 30, 2004

The tables below set forth the pre-tax and after-tax performance for the Fund. After-tax performance reflects the impact of federal income taxes on Fund distributions of dividends and capital gains, as well as capital gains taxes on the sale of Fund shares, while pre-tax performance does not. Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's returns.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED APRIL 30, 2004)

RETURNS AT NET ASSET VALUE (NAV) (CLASS A)

                                        ONE YEAR   LIFE OF FUND
Return Before Taxes                      29.34%       9.10%
Return After Taxes on Distributions      29.34%       9.10%
Return After Taxes on Distributions
and Sale of Fund Shares                  19.07%       7.79%

RETURNS AT PUBLIC OFFERING PRICE (POP)(CLASS A)

                                        ONE YEAR   LIFE OF FUND
Return Before Taxes                      21.90%       6.16%
Return After Taxes on Distributions      21.90%       6.16%
Return After Taxes on Distributions
and Sale of Fund Shares                  14.23%       5.26%

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED APRIL 30, 2004)

RETURNS AT NET ASSET VALUE (NAV) (CLASS B)

                                        ONE YEAR   LIFE OF FUND
Return Before Taxes                      28.51%       8.35%
Return After Taxes on Distributions      28.51%       8.35%
Return After Taxes on Distributions
and Sale of Fund Shares                  18.53%       7.14%

RETURNS AT PUBLIC OFFERING PRICE (POP)(CLASS B)

                                        ONE YEAR   LIFE OF FUND
Return Before Taxes                      23.51%       6.65%
Return After Taxes on Distributions      23.51%       6.65%
Return After Taxes on Distributions
and Sale of Fund Shares                  15.28%       5.69%

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED APRIL 30, 2004)

RETURNS AT NET ASSET VALUE (NAV) (CLASS C)

                                        ONE YEAR   LIFE OF FUND
Return Before Taxes                      28.51%       8.35%
Return After Taxes on Distributions      28.51%       8.35%
Return After Taxes on Distributions
and Sale of Fund Shares                  18.53%       7.14%

RETURNS AT PUBLIC OFFERING PRICE (POP)(CLASS C)

                                        ONE YEAR   LIFE OF FUND
Return Before Taxes                      27.51%       8.35%
Return After Taxes on Distributions      27.51%       8.35%
Return After Taxes on Distributions
and Sale of Fund Shares                  17.88%       7.14%

CLASS A, CLASS B AND CLASS C COMMENCED OPERATIONS ON 3/4/02. RETURNS AT PUBLIC OFFERING PRICE (POP) REFLECT THE DEDUCTION OF THE MAXIMUM SALES CHARGE, WHILE RETURNS AT NET ASSET VALUE (NAV) DO NOT. THE MAXIMUM SALES CHARGE APPLICABLE TO CLASS A SHARES IS 5.75%. THE CDSC APPLICABLE TO CLASS B SHARES IS AS FOLLOWS: 5%
- 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% 5TH YEAR; 1% - 6TH YEAR. CLASS C SHARES ARE SUBJECT TO A 1% CDSC FOR SHARES REDEEMED WITHIN 12 MONTHS OF PURCHASE.

AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL INDIVIDUAL FEDERAL INCOME TAX RATE AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON A SHAREHOLDER'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS ARE NOT RELEVANT FOR SHAREHOLDERS WHO HOLD SHARES IN TAX-DEFERRED ACCOUNTS OR TO SHARES HELD BY NON-TAXABLE ENTITIES. RETURN AFTER TAXES ON DISTRIBUTIONS FOR A PERIOD MAY BE THE SAME AS RETURN BEFORE TAXES FOR THAT PERIOD BECAUSE NO DISTRIBUTIONS WERE PAID DURING THAT PERIOD OR BECAUSE THE TAXABLE PORTION OF DISTRIBUTIONS MADE DURING THE PERIOD WAS INSIGNIFICANT. ALSO, RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES FOR A PERIOD MAY BE GREATER THAN RETURN AFTER TAXES ON DISTRIBUTIONS FOR THE SAME PERIOD BECAUSE OF REALIZED LOSSES ON THE SALE OF FUND SHARES.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. THE FUND'S RETURNS FOR THE ONE-YEAR PERIOD REFLECT THE STRONG STOCK MARKET RETURNS DURING THE PERIOD. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND as of April 30, 2004
FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2004

ASSETS
Investment in Tax-Managed Small-Cap Value Portfolio, at value
   (identified cost, $17,234,989)                                            $    20,318,276
Receivable for Fund shares sold                                                       28,793
Receivable from affiliate                                                             55,881
--------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                 $    20,402,950
--------------------------------------------------------------------------------------------

LIABILITIES
Payable for Fund shares redeemed                                             $        36,773
Payable to affiliate for distribution and service fees                                 3,827
Payable to affiliate for Trustees' fees                                                   14
Accrued expenses                                                                      26,463
--------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                            $        67,077
--------------------------------------------------------------------------------------------
NET ASSETS                                                                   $    20,335,873
--------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Paid-in capital                                                              $    17,294,662
Accumulated undistributed net realized gain from Portfolio (computed on
   the basis of identified cost)                                                      67,703
Accumulated net investment loss                                                     (109,779)
Net unrealized appreciation from Portfolio (computed on the basis of
   identified cost)                                                                3,083,287
--------------------------------------------------------------------------------------------
TOTAL                                                                        $    20,335,873
--------------------------------------------------------------------------------------------

CLASS A SHARES
NET ASSETS                                                                   $     8,768,079
SHARES OUTSTANDING                                                                   726,006
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)         $         12.08
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $12.08)                                          $         12.82
--------------------------------------------------------------------------------------------

CLASS B SHARES
NET ASSETS                                                                   $     6,809,578
SHARES OUTSTANDING                                                                   572,398
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)         $         11.90
--------------------------------------------------------------------------------------------

CLASS C SHARES
NET ASSETS                                                                   $     4,758,216
SHARES OUTSTANDING                                                                   399,708
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)         $         11.90
--------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2004

INVESTMENT INCOME
Dividends allocated from Portfolio                                           $        99,830
Interest allocated from Portfolio                                                      2,945
Expenses allocated from Portfolio                                                   (111,719)
--------------------------------------------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO                                           $        (8,944)
--------------------------------------------------------------------------------------------

EXPENSES
Administration fee                                                           $        14,623
Trustees' fees and expenses                                                               86
Distribution and service fees
   Class A                                                                            10,495
   Class B                                                                            33,197
   Class C                                                                            22,309
Registration fees                                                                     42,175
Transfer and dividend disbursing agent fees                                           15,993
Legal and accounting services                                                          8,032
Custodian fee                                                                          6,604
Printing and postage                                                                   2,091
Miscellaneous                                                                          1,111
--------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                               $       156,716
--------------------------------------------------------------------------------------------
Deduct --
   Preliminary allocation of expenses to affiliate                           $        55,881
--------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                     $        55,881
--------------------------------------------------------------------------------------------

NET EXPENSES                                                                 $       100,835
--------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                          $      (109,779)
--------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) FROM PORTFOLIO
Net realized gain (loss) --
   Investment transactions (identified cost basis)                           $        95,449
--------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                            $        95,449
--------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                       $       986,365
--------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                         $       986,365
--------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                             $     1,081,814
--------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                   $       972,035
--------------------------------------------------------------------------------------------

                       See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                             SIX MONTHS ENDED
INCREASE (DECREASE)                                          APRIL 30, 2004            YEAR ENDED444
IN NET ASSETS                                                (UNAUDITED)               OCTOBER 31, 2003
-------------------------------------------------------------------------------------------------------
From operations --
   Net investment loss                                        $      (109,779)          $      (121,233)
   Net realized gain from investments                                  95,449                    11,962
   Net change in unrealized
       appreciation (depreciation) of investments                     986,365                 3,285,630
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                    $       972,035           $     3,176,359
-------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
       Class A                                                $     1,454,429           $     3,826,590
       Class B                                                        914,413                 3,318,875
       Class C                                                      1,128,298                 1,927,980
   Cost of shares redeemed
       Class A                                                       (693,554)                 (857,966)
       Class B                                                       (326,180)                 (688,102)
       Class C                                                       (453,004)                 (654,915)
   Net asset value of shares exchanged
       Class A                                                         63,819                    90,256
       Class B                                                        (63,819)                  (90,256)
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                    $     2,024,402           $     6,872,462
-------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                    $     2,996,437           $    10,048,821
-------------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of period                                        $    17,339,436           $     7,290,615
-------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                              $    20,335,873           $    17,339,436
-------------------------------------------------------------------------------------------------------

ACCUMULATED NET
INVESTMENT LOSS INCLUDED
IN NET ASSETS
AT END OF PERIOD                                              $      (109,779)          $            --
-------------------------------------------------------------------------------------------------------

                       See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                                              CLASS A
                                                                        --------------------------------------------------
                                                                        SIX MONTHS ENDED         YEAR ENDED OCTOBER 31,
                                                                        APRIL 30, 2004        ----------------------------
                                                                        (UNAUDITED)               2003          2002(2)
--------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                                  $        11.420       $      8.860    $     10.000
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment loss(1)                                                  $        (0.042)      $     (0.061)   $     (0.046)
Net realized and unrealized gain (loss)                                           0.702              2.621          (1.094)
--------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                                     $         0.660       $      2.560    $     (1.140)
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                        $        12.080       $     11.420    $      8.860
--------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                                    5.78%             28.89%         (11.40)%
--------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+
Net assets, end of period (000's omitted)                               $         8,768       $      7,509    $      3,105
Ratios (As a percentage of average daily net assets):
    Net expenses(4)                                                                1.75%(5)           1.75%           1.75%(5)
    Net investment loss                                                           (0.70)%(5)         (0.62)%         (0.74)%(5)
Portfolio Turnover of the Portfolio                                                   4%                21%              5%
--------------------------------------------------------------------------------------------------------------------------
+   The operating expenses of the Fund reflect a reimbursement of expenses by the Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
    Expenses(4)                                                                    2.32%(5)           2.60%           4.41%(5)
    Net investment loss(1)                                                        (1.27)%(5)         (1.47)%         (3.40)%(5)
Net investment loss per share                                           $        (0.076)      $     (0.145)   $     (0.211)
--------------------------------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) For the period from the start of business, March 4, 2002, to October 31, 2002.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of the Portfolio's allocated expenses.
(5) Annualized

                       See notes to financial statements

                                                                                              CLASS B
                                                                        --------------------------------------------------
                                                                        SIX MONTHS ENDED         YEAR ENDED OCTOBER 31,
                                                                        APRIL 30, 2004        ----------------------------
                                                                        (UNAUDITED)               2003          2002(2)
--------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                                  $        11.290       $      8.820    $     10.000
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment loss(1)                                                  $        (0.086)      $     (0.132)   $     (0.091)
Net realized and unrealized gain (loss)                                           0.696              2.602          (1.089)
--------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                                     $         0.610       $      2.470    $     (1.180)
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                        $        11.900       $     11.290    $      8.820
--------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                                    5.40%             28.00%         (11.80)%
--------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+
Net assets, end of period (000's omitted)                               $         6,810       $      5,961    $      2,323
Ratios (As a percentage of average daily net assets):
    Net expenses(4)                                                                2.50%(5)           2.50%           2.50%(5)
    Net investment loss                                                           (1.45)%(5)         (1.36)%         (1.47)%(5)
Portfolio Turnover of the Portfolio                                                   4%                21%              5%
--------------------------------------------------------------------------------------------------------------------------
+   The operating expenses of the Fund reflect a reimbursement of expenses by the Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
    Expenses(4)                                                                    3.07%(5)           3.35%           5.16%(5)
    Net investment loss(1)                                                        (2.02)%(5)         (2.21)%         (4.13)%(5)
Net investment loss per share                                           $        (0.120)      $     (0.215)   $     (0.256)
--------------------------------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) For the period from the start of business, March 4, 2002, to October 31, 2002.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of the Portfolio's allocated expenses.
(5) Annualized.

                       See notes to financial statements

                                                                                              CLASS C
                                                                        --------------------------------------------------
                                                                        SIX MONTHS ENDED         YEAR ENDED OCTOBER 31,
                                                                        APRIL 30, 2004        ----------------------------
                                                                        (UNAUDITED)               2003          2002(2)
--------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                                  $        11.290       $      8.820    $     10.000
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
Net investment loss(1)                                                  $        (0.086)      $     (0.131)   $     (0.092)
Net realized and unrealized gain (loss)                                           0.696              2.601          (1.088)
--------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                                     $         0.610       $      2.470    $     (1.180)
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                        $        11.900       $     11.290    $      8.820
--------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                                    5.40%             28.00%         (11.80)%
--------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+
Net assets, end of period (000's omitted)                               $         4,758       $      3,870    $      1,862
Ratios (As a percentage of average daily net assets):
    Net expenses(4)                                                                2.50%(5)           2.50%           2.50%(5)
    Net investment loss                                                           (1.45)%(5)         (1.35)%         (1.48)%(5)
Portfolio Turnover of the Portfolio                                                   4%                21%              5%
--------------------------------------------------------------------------------------------------------------------------
+   The operating expenses of the Fund reflect a reimbursement of expenses by the Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
    Expenses(4)                                                                    3.07%(5)           3.35%           5.16%(5)
    Net investment loss(1)                                                        (2.02)%(5)         (2.20)%         (4.15)%(5)
Net investment loss per share                                           $        (0.120)      $     (0.213)   $     (0.258)
--------------------------------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) For the period from the start of business, March 4, 2002, to October 31, 2002.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of the Portfolio's allocated expenses.
(5) Annualized.

                        See notes to financial statements

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND as of April 30, 2004
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Tax-Managed Small-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of the Tax-Managed Small-Cap Value Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (39.9% at April 30, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B INCOME -- The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

   C EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the fund.

   D FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, all of its net investment income, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2003, the Fund, for federal income tax purposes, had a capital loss carryover of $13,645 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such loss carryover will expire on October 31, 2010.

   E OTHER -- Investment transactions are accounted for on a trade-date basis. Dividends to shareholders are recorded on the ex-dividend date.

   F INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   G USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   H RECLASSIFICATIONS -- Certain amounts in the prior year's financial statements have been reclassified to conform with the current year presentation.

   I INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to April 30, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  DISTRIBUTIONS TO SHAREHOLDERS

   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any. Distributions are declared separately for each class of shares. Shareholders may reinvest all distributions in additional shares of the same class of the Fund at the net asset value as of the close of business on the ex-dividend date. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                          SIX MONTHS ENDED
                                          APRIL 30, 2004     YEAR ENDED
CLASS A                                   (UNAUDITED)        OCTOBER 31, 2003
-----------------------------------------------------------------------------
Sales                                              120,447            390,408
Redemptions                                        (57,431)           (91,876)
Exchanges from Class B shares                        5,457              8,373
-----------------------------------------------------------------------------
NET INCREASE                                        68,473            306,905
-----------------------------------------------------------------------------

                                          SIX MONTHS ENDED
                                          APRIL 30, 2004     YEAR ENDED
CLASS B                                   (UNAUDITED)        OCTOBER 31, 2003
-----------------------------------------------------------------------------
Sales                                               77,230            346,955
Redemptions                                        (27,265)           (73,951)
Exchanges to Class A shares                         (5,525)            (8,459)
-----------------------------------------------------------------------------
NET INCREASE                                        44,440            264,545
-----------------------------------------------------------------------------

                                          SIX MONTHS ENDED
                                          APRIL 30, 2004     YEAR ENDED
CLASS C                                   (UNAUDITED)        OCTOBER 31, 2003
-----------------------------------------------------------------------------
Sales                                               94,865            200,583
Redemptions                                        (37,775)           (69,146)
-----------------------------------------------------------------------------
NET INCREASE                                        57,090            131,437
-----------------------------------------------------------------------------

4  TRANSACTIONS WITH AFFILIATES

   The administration fee is earned by Eaton Vance Management (EVM) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the six months ended April 30, 2004, the administration fee amounted to $14,623. To reduce the net investment loss of the Fund, EVM was allocated $55,881 of the Fund's operating expenses for the six months ended April 30, 2004. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. (See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.) EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended April 30, 2004, EVM earned $1,572 in sub-transfer agent fees.

   Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund that are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2004, no significant amounts have been deferred.

   Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $5,175 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2004.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  DISTRIBUTION AND SERVICE PLANS

   The Fund has in effect distribution plans for Class B shares (Class B Plan), and Class C shares (Class C Plan), pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $24,898 and $16,732 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended April 30, 2004, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At April 30, 2004, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $231,000 and $231,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the six months ended April 30, 2004 amounted to $10,495, $8,299, and $5,577 for Class A, Class B and Class C shares, respectively.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $0, $4,000 and $1,000 of CDSC paid by shareholders for Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2004.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in the Fund's investment in the Portfolio aggregated $3,568,293 and $1,594,498, respectively, for the six months ended April 30, 2004.

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO as of April 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

COMMON STOCKS -- 93.0%

SECURITY                                            SHARES           VALUE
------------------------------------------------------------------------------------
AUTO RELATED -- 4.7%
BorgWarner, Inc.                                             19,500  $     1,597,830
Superior Industries International, Inc.                      23,000          783,840
------------------------------------------------------------------------------------
                                                                     $     2,381,670
------------------------------------------------------------------------------------

CEMENT -- 3.0%
Lafarge North America, Inc.                                  35,000  $     1,548,750
------------------------------------------------------------------------------------
                                                                     $     1,548,750
------------------------------------------------------------------------------------

CHEMICAL -- 4.2%
Georgia Gulf Corp.                                           28,500  $       908,010
RPM, Inc.                                                    83,000        1,251,640
------------------------------------------------------------------------------------
                                                                     $     2,159,650
------------------------------------------------------------------------------------

COMPUTER / COMMUNICATIONS RELATED -- 2.1%
Actel Corp.(1)                                               25,000  $       498,000
International Rectifier Corp.(1)                             14,300          566,852
------------------------------------------------------------------------------------
                                                                     $     1,064,852
------------------------------------------------------------------------------------

CONSTRUCTION / ENGINEERING -- 3.2%
Granite Construction, Inc.                                   45,000  $       893,250
Insituform Technologies, Inc.(1)                             44,500          722,680
------------------------------------------------------------------------------------
                                                                     $     1,615,930
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 2.6%
Belden, Inc.                                                 51,000  $       891,990
Cable Design Technologies Corp.(1)                           52,000          443,560
------------------------------------------------------------------------------------
                                                                     $     1,335,550
------------------------------------------------------------------------------------

ELECTRONICS -- 3.3%
Bel Fuse, Inc.                                               35,300  $     1,090,064
Technitrol, Inc.(1)                                          28,000          595,560
------------------------------------------------------------------------------------
                                                                     $     1,685,624
------------------------------------------------------------------------------------

ENERGY -- 11.8%
Newfield Exploration Co.(1)                                  29,000  $     1,527,720
NUI Corp.                                                    23,000          383,180
Piedmont Natural Gas Co., Inc.                               23,000          931,500
Questar Corp.                                                29,000        1,028,630
Spinnaker Exploration Co.(1)                                 35,000        1,248,450
XTO Energy, Inc.                                             34,166  $       912,232
------------------------------------------------------------------------------------
                                                                     $     6,031,712
------------------------------------------------------------------------------------

FOOD WHOLESALERS / RETAILERS -- 2.1%
SUPERVALU, Inc.                                              34,000  $     1,046,860
------------------------------------------------------------------------------------
                                                                     $     1,046,860
------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 6.4%
Church & Dwight Co., Inc.                                    50,500  $     2,269,975
Libbey, Inc.                                                 38,000          994,460
------------------------------------------------------------------------------------
                                                                     $     3,264,435
------------------------------------------------------------------------------------

INDUSTRIAL PRODUCTS -- 8.5%
A.O. Smith Corp.                                             52,000  $     1,554,800
Albany International Corp.                                   25,000          762,500
CLARCOR, Inc.                                                 6,800          299,336
Teleflex, Inc.                                               37,000        1,689,050
------------------------------------------------------------------------------------
                                                                     $     4,305,686
------------------------------------------------------------------------------------

INSURANCE -- 4.9%
Protective Life Corp.                                        43,000  $     1,546,280
Scottish Re Group Ltd.                                       42,500          929,900
------------------------------------------------------------------------------------
                                                                     $     2,476,180
------------------------------------------------------------------------------------

MEDICAL SERVICES / SUPPLIES -- 11.4%
CONMED Corp.(1)                                              44,000  $     1,085,920
DENTSPLY International, Inc.                                 14,100          683,286
Mentor Corp.                                                 32,600        1,033,420
MIM Corp.(1)                                                 55,600          419,780
Owens & Minor, Inc.                                          34,000          826,200
PolyMedica Corp.                                             40,000        1,113,600
West Pharmaceutical Services, Inc.                           16,000          620,800
------------------------------------------------------------------------------------
                                                                     $     5,783,006
------------------------------------------------------------------------------------

PACKAGING -- 3.2%
AptarGroup, Inc.                                             41,500  $     1,630,950
------------------------------------------------------------------------------------
                                                                     $     1,630,950
------------------------------------------------------------------------------------

RESTAURANT -- 5.7%
Applebee's International, Inc.                               19,000  $       736,820
CBRL Group, Inc.                                             40,000        1,502,000

                       See notes to financial statements

SECURITY                                            SHARES           VALUE
------------------------------------------------------------------------------------
RESTAURANT (CONTINUED)
Outback Steakhouse, Inc.                                     15,000  $       658,950
------------------------------------------------------------------------------------
                                                                     $     2,897,770
------------------------------------------------------------------------------------

RETAILING -- 5.7%
BJ's Wholesale Club, Inc.(1)                                 50,000  $     1,211,500
Claire's Stores, Inc.                                        39,000          794,820
ShopKo Stores, Inc.(1)                                       66,000          875,160
------------------------------------------------------------------------------------
                                                                     $     2,881,480
------------------------------------------------------------------------------------

TOY -- 4.5%
JAKKS Pacific, Inc.(1)                                       70,000  $     1,215,900
RC2 Corp.(1)                                                 40,000        1,084,400
------------------------------------------------------------------------------------
                                                                     $     2,300,300
------------------------------------------------------------------------------------

TRANSPORTATION -- 5.7%
Arkansas Best Corp.                                          67,000  $     1,741,330
Yellow Roadway Corp.(1)                                      34,536        1,175,951
------------------------------------------------------------------------------------
                                                                     $     2,917,281
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
  (IDENTIFIED COST $39,371,782)                                      $    47,327,686
------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 93.0%
  (IDENTIFIED COST $39,371,782)                                      $    47,327,686
------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 7.0%                               $     3,555,563
------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                 $    50,883,249
------------------------------------------------------------------------------------

(1) Non-income producing security.

                       See notes to financial statements

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO as of April 30, 2004
FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2004

ASSETS
Investments, at value (identified cost, $39,371,782)                       $    47,327,686
Cash                                                                             3,538,284
Dividends and interest receivable                                                   38,318
------------------------------------------------------------------------------------------
TOTAL ASSETS                                                               $    50,904,288
------------------------------------------------------------------------------------------

LIABILITIES
Payable to affiliate for Trustees' fees                                    $            43
Accrued expenses                                                                    20,996
------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                          $        21,039
------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                  $    50,883,249
------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Net proceeds from capital contributions and withdrawals                    $    42,927,345
Net unrealized appreciation (computed on the basis of identified cost)           7,955,904
------------------------------------------------------------------------------------------
TOTAL                                                                      $    50,883,249
------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2004

INVESTMENT INCOME
Dividends                                                                  $       248,752
Interest                                                                             7,323
------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                    $       256,075
------------------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                                     $       244,225
Trustees' fees and expenses                                                            899
Custodian fee                                                                       21,592
Legal and accounting services                                                       11,616
Miscellaneous                                                                          254
------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                             $       278,586
------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                        $       (22,511)
------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) --
   Investment transactions (identified cost basis)                         $       235,069
------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                          $       235,069
------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                     $     2,425,765
------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                       $     2,425,765
------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                           $     2,660,834
------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                 $     2,638,323
------------------------------------------------------------------------------------------

                       See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                             SIX MONTHS ENDED
                                                             APRIL 30, 2004            YEAR ENDED
                                                             (UNAUDITED)               OCTOBER 31, 2003
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS
From operations --
   Net investment loss                                        $       (22,511)          $       (11,509)
   Net realized gain from investments                                 235,069                   245,057
   Net change in unrealized
       appreciation (depreciation)
       of investments                                               2,425,765                 7,809,413
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                    $     2,638,323           $     8,042,961
-------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                              $     8,529,928           $    19,625,349
   Withdrawals                                                     (2,187,945)               (3,105,310)
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                       $     6,341,983           $    16,520,039
-------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                    $     8,980,306           $    24,563,000
-------------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of period                                        $    41,902,943           $    17,339,943
-------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                              $    50,883,249           $    41,902,943
-------------------------------------------------------------------------------------------------------

                        See notes to financial statements

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO as of April 30, 2004
FINANCIAL STATEMENTS

SUPPLEMENTARY DATA

                                                                       SIX MONTHS ENDED          YEAR ENDED OCTOBER 31,
                                                                       APRIL 30, 2004         ----------------------------
                                                                       (UNAUDITED)                 2003          2002(1)
--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
    Expenses                                                                       1.15%(2)           1.18%           1.77%(2)
    Net investment loss                                                           (0.09)%(2)         (0.04)%         (0.74)%(2)
Portfolio Turnover                                                                    4%                21%              5%
--------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                                    6.10%             29.62%         (11.41)%
--------------------------------------------------------------------------------------------------------------------------

NET ASSETS, END OF PERIOD (000'S OMITTED)                               $        50,883       $     41,903    $     17,340
--------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, March 1, 2002, to October 31, 2002.
(2) Annualized.
(3) Total return is not computed on an annualized basis.

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO as of April 30, 2004
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Tax-Managed Small-Cap Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of value stocks of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2004, the Eaton Vance Tax-Managed Small-Cap Value Fund held an approximate 39.9% interest in the Portfolio and one other investor owned an interest greater than 10% that equaled 59.8%. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principle exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange.

   The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at their fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D FINANCIAL FUTURES CONTRACT -- Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E PUT OPTIONS -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

   F SECURITIES SOLD SHORT -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short. Such transactions are done in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

   G FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   H EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

   I INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   J USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   K OTHER -- Investment transactions are accounted for on a trade-date basis.

   L INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to April 30, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 1.00% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2004, the advisory fee amounted to $244,225. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Fox Asset Management LLC (Fox), a majority-owned subsidiary of EVM. BMR pays Fox a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.75% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $10,199,113 and $1,802,888, respectively, for the six months ended April 30, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                            $   39,371,782
   --------------------------------------------------------
   Gross unrealized appreciation             $    8,503,028
   Gross unrealized depreciation                   (547,124)
   --------------------------------------------------------

   NET UNREALIZED APPRECIATION               $    7,955,904
   --------------------------------------------------------

5  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2004.

6  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the six months ended April 30, 2004.

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND
INVESTMENT MANAGEMENT

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND

          OFFICERS

          Thomas E. Faust Jr.
          President

          William H. Ahern, Jr.
          Vice President

          Thomas J. Fetter
          Vice President

          Michael R. Mach
          Vice President

          Robert B. MacIntosh
          Vice President

          Duncan W. Richardson
          Vice President

          Walter A. Row, III
          Vice President

          Judith A. Saryan
          Vice President

          Susan Schiff
          Vice President

          James L. O'Connor
          Treasurer

          Alan R. Dynner
          Secretary

          TRUSTEES

          James B. Hawkes

          Samuel L. Hayes, III

          William H. Park

          Ronald A. Pearlman

          Norton H. Reamer

          Lynn A. Stout

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO

          OFFICERS

          James B. Hawkes
          President and Trustee

          Thomas E. Faust Jr.
          Vice President

          George C. Pierides
          Vice President and
          Portfolio Manager

          Michelle A. Alexander
          Treasurer

          Alan R. Dynner
          Secretary

          TRUSTEES

          Samuel L. Hayes, III

          William H. Park

          Ronald A. Pearlman

          Norton H. Reamer

          Lynn A. Stout

                       This Page Intentionally Left Blank

           INVESTMENT ADVISER OF TAX-MANAGED SMALL-CAP VALUE PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

              SUB-ADVISER OF TAX-MANAGED SMALL-CAP VALUE PORTFOLIO
                            FOX ASSET MANAGEMENT LLC
                               44 SYCAMORE AVENUE
                             LITTLE SILVER, NJ 07739

          ADMINISTRATOR OF EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             Attn: Eaton Vance Funds
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 (800) 262-1122


                  EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

   This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the fund's investment objective(s), risks, and charges and expenses. The fund's current prospectus contains this and other information about the fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.

1300-6/04                                                               TMSCVSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUTUAL FUNDS TRUST (ON BEHALF OF EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND)


By:   /S/ Thomas E. Faust, Jr.
      ------------------------
      Thomas E. Faust
      President


Date: June 17, 2004
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ James L. O'Connor
      ---------------------
      James L. O'Connor
      Treasurer


Date: June 17, 2004
      -------------


By:   /S/ Thomas E. Faust, Jr.
      ------------------------
      Thomas E. Faust
      President


Date: June 17, 2004
      -------------